Document And Entity Information	Jun. 03, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 03, 2020
Entity Registrant Name	GOLDEN ENTERTAINMENT, INC.
Entity Central Index Key	0001071255
Entity Emerging Growth Company	false
Entity File Number	000-24993
Entity Incorporation, State or Country Code	MN
Entity Tax Identification Number	41-1913991
Entity Address, Address Line One	6595 S Jones Blvd
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89118
City Area Code	702
Local Phone Number	893-7777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	GDEN
Security Exchange Name	NASDAQ